UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21117
                                                     ---------

                        UBS Credit Recovery Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                                                    UBS CREDIT RECOVERY FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  SEPTEMBER 30, 2009

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                                                                                                                    REALIZED AND
                                                                                                                     UNREALIZED
                                                                                                       % OF          GAIN/(LOSS)
                                                                                                      MEMBERS'           FROM
            INVESTMENT FUND                                          COST          FAIR VALUE         CAPITAL        INVESTMENTS
 ---------------------------------------------------------       ------------     ------------        --------     -------------
CAPITAL STRUCTURE ARBITRAGE
Trilogy Financial Partners, L.P. (c)                             $  4,853,251     $  4,788,842          0.94%      $   (259,610)
Whitebox Hedged High Yield Fund, L.P. (c)                           4,023,206        5,164,493          1.01          2,709,898
Whitebox Hedged High Yield, Ltd. (c)                               17,502,525       14,149,193          2.77          7,480,814
                                                                 ------------     ------------        ------       ------------
  CAPITAL STRUCTURE ARBITRAGE SUBTOTAL                           $ 26,378,982     $ 24,102,528          4.72%      $  9,931,102

DIRECT LOANS/STRUCTURED FINANCE
European Special Opportunities Fund II, Ltd., Class B (c)          16,424,909       17,447,546          3.41          1,299,601
Indus Structured Finance Fund, L.P., Class A                       11,380,871        7,693,818          1.50           (616,662)
Marathon Distressed Subprime Fund, L.P.                            20,000,000       18,695,659          3.66          3,762,504
Marathon Structured Finance Fund, L.P. (c)                          6,404,466        6,114,755          1.20           (614,455)
Marathon Structured Finance Fund, L.P. (d)                          2,466,141        1,739,466          0.34           (362,363)
Styx Partners, L.P.                                                43,000,000       49,177,294          9.62            336,327
                                                                 ------------     ------------        ------       ------------
  DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL                       $ 99,676,387     $100,868,538         19.73%      $  3,804,952

DISTRESSED CREDIT
Gramercy Argentina Opportunity Fund, Ltd.                          10,000,000        7,306,055          1.43          5,919,771
Gramercy Onshore Fund SPV III, L.L.C.                               8,210,809        6,755,882          1.32         (1,699,284)
Gramercy Onshore Fund SPV, L.L.C.                                   8,389,741        5,672,755          1.11         (3,584,252)
Marathon Special Opportunity Fund, L.P.                            12,271,358       14,622,079          2.86          4,754,421
Marathon Special Opportunity Fund, L.P. (d)                         1,685,257        1,764,325          0.35           (197,354)
Marathon Special Opportunity Fund, L.P. (d)                         3,306,160        3,517,527          0.69           (146,752)
Marathon Special Opportunity Fund, L.P. (c)                         3,782,934        4,402,496          0.86            524,047
Marathon Special Opportunity Fund, L.P. (d)                           989,135          880,760          0.17           (108,375)
Monarch Debt Recovery Fund, L.P.                                    6,750,000       14,425,344          2.82          2,766,799
                                                                 ------------     ------------        ------       ------------
  DISTRESSED CREDIT SUBTOTAL                                     $ 55,385,394     $ 59,347,223         11.61%      $  8,229,021

DIVERSIFIED CREDIT
Ahab Partners, L.P. (c)                                            15,777,279       12,675,890          2.48         (1,609,868)
Brigade Leveraged Capital Structures Fund, L.P.                    31,477,650       35,191,418          6.88          9,408,958
Camulos Partners, L.P. (c)                                         18,313,956        7,072,246          1.38           (207,098)
Canyon Value Realization Fund, L.P.                                 3,822,190        5,018,563          0.98          1,463,093
Canyon Value Realization Fund, L.P. (d)                             4,232,542        4,538,719          0.89          1,492,297
Claren Road Credit Partners, L.P.                                  24,785,723       33,361,613          6.53          5,933,908
Claren Road Credit Partners, L.P. (L Interest Payable) (d)          5,731,584        3,839,308          0.75         (1,892,277)
Claren Road Credit Partners, L.P. (L Interest) (d)                    891,653        3,072,900          0.60          7,355,269
Cyrus Opportunities Fund II, L.P. (d)                                 456,428          521,231          0.10             73,114
Cyrus Oppotrunities Fund II, L.P. (c)                               3,447,028        2,725,638          0.53            217,273
Harbinger Capital Partners Fund I, L.P. (L Interest) (d)              679,709          690,091          0.13             38,075
Harbinger Capital Partners Fund I, L.P. (e)                           757,430        1,306,424          0.26            104,251
Harbinger Capital Partners Fund I, L.P., Class L (d)                6,948,041        6,796,811          1.33           (151,230)
Harbinger Capital Partners Special Situations Fund, L.P. (e)        4,266,526        6,905,475          1.35            908,056
Harbinger Capital Partners Special Situations Fund, L.P. (d)        1,328,967        1,152,128          0.23           (176,839)
Knighthead Domestic Fund, L.P.                                     16,000,000       21,778,001          4.26          7,917,362
Pardus European Special Opportunities Fund, L.P. (c)               13,500,000        5,548,130          1.09          2,018,819
Redwood Domestic Fund, L.P.                                        10,000,000       12,150,072          2.38          4,602,963
                                                                 ------------     ------------        ------       ------------
  DIVERSIFIED CREDIT SUBTOTAL                                    $162,416,706     $164,344,658         32.15%      $ 37,496,126

EURO FX CONTRACTS
Euro Foreign Currency Forward Contract                                     --          (51,289)        (0.01)%     $   (628,150)



                                                                                                                    DOLLAR AMOUNT OF
                                                                   INITIAL                                           FAIR VALUE FOR
                                                                 ACQUISITION                      FIRST AVAILABLE   FIRST AVAILABLE
            INVESTMENT FUND                                         DATE         LIQUIDITY (a)     REDEMPTION (b)    REDEMPTION (b)
 ---------------------------------------------------------       -----------    ---------------   ---------------   ----------------
CAPITAL STRUCTURE ARBITRAGE
Trilogy Financial Partners, L.P. (c)                                1/1/2003          N/A
Whitebox Hedged High Yield Fund, L.P. (c)                           2/1/2004          N/A
Whitebox Hedged High Yield, Ltd. (c)                                9/1/2005          N/A

  CAPITAL STRUCTURE ARBITRAGE SUBTOTAL

DIRECT LOANS/STRUCTURED FINANCE
European Special Opportunities Fund II, Ltd., Class B (c)           2/1/2008          N/A
Indus Structured Finance Fund, L.P., Class A                        5/1/2007     Semi-Annually        6/30/2012         7,693,818
Marathon Distressed Subprime Fund, L.P.                             9/1/2007    Every 18 months
Marathon Structured Finance Fund, L.P. (c)                         11/1/2004          N/A
Marathon Structured Finance Fund, L.P. (d)                         11/1/2004          N/A
Styx Partners, L.P.                                                 8/1/2002       Annually

  DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL

DISTRESSED CREDIT
Gramercy Argentina Opportunity Fund, Ltd.                           8/1/2007       Quarterly
Gramercy Onshore Fund SPV III, L.L.C.                               8/1/2007          N/A
Gramercy Onshore Fund SPV, L.L.C.                                   8/1/2007          N/A
Marathon Special Opportunity Fund, L.P.                            10/1/2002    Every 24 months
Marathon Special Opportunity Fund, L.P. (d)                        10/1/2002          N/A
Marathon Special Opportunity Fund, L.P. (d)                        10/1/2002          N/A
Marathon Special Opportunity Fund, L.P. (c)                        10/1/2002          N/A
Marathon Special Opportunity Fund, L.P. (d)                        10/1/2002          N/A
Monarch Debt Recovery Fund, L.P.                                   10/1/2002       Annually

  DISTRESSED CREDIT SUBTOTAL

DIVERSIFIED CREDIT
Ahab Partners, L.P. (c)                                             8/1/2002          N/A
Brigade Leveraged Capital Structures Fund, L.P.                     2/1/2008       Quarterly
Camulos Partners, L.P. (c)                                          2/1/2006          N/A
Canyon Value Realization Fund, L.P.                                 8/1/2002       Annually
Canyon Value Realization Fund, L.P. (d)                             8/1/2002          N/A
Claren Road Credit Partners, L.P.                                  10/1/2006       Quarterly
Claren Road Credit Partners, L.P. (L Interest Payable) (d)         10/1/2006          N/A
Claren Road Credit Partners, L.P. (L Interest) (d)                 10/1/2006          N/A
Cyrus Opportunities Fund II, L.P. (d)                               8/1/2002          N/A
Cyrus Oppotrunities Fund II, L.P. (c)                               8/1/2002          N/A
Harbinger Capital Partners Fund I, L.P. (L Interest) (d)            8/1/2006          N/A
Harbinger Capital Partners Fund I, L.P. (e)                         8/1/2002       Quarterly
Harbinger Capital Partners Fund I, L.P., Class L (d)                8/1/2002          N/A
Harbinger Capital Partners Special Situations Fund, L.P. (e)        8/1/2006      Anniversary
Harbinger Capital Partners Special Situations Fund, L.P. (d)        8/1/2006          N/A
Knighthead Domestic Fund, L.P.                                      6/1/2008    Every 24 months       6/30/2010        21,778,001
Pardus European Special Opportunities Fund, L.P. (c)                2/1/2006          N/A
Redwood Domestic Fund, L.P.                                        10/1/2008    Every 24 months       9/30/2010        12,150,072

  DIVERSIFIED CREDIT SUBTOTAL

EURO FX CONTRACTS
Euro Foreign Currency Forward Contract


                                                                                                    UBS CREDIT RECOVERY FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  SEPTEMBER 30, 2009

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
OTHER SECURITIES
Other Securities                                                 $    179,739     $    329,014         0.06%       $    280,273
Redeemed Investment Funds (f)                                              --               --           --           9,076,565
                                                                 ------------     ------------        -----        ------------
TOTAL                                                            $344,037,208     $348,940,672        68.26%       $ 68,189,889
                                                                 ============     ============        =====        ============

(a)  Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c)  The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(d)  A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.
(e)  In accordance with its offering materials, the Investment Fund has limited the amount of redemption requests paid to the Fund.
(f)  Realized gain/(loss) from redeemed Investment Funds includes both gain/(loss) recognized from the sale of investments plus any gain/(loss) recognized from adjustments to hold-back amounts from prior year sales of investments received in the current year.



The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments.


                                                       ASSETS TABLE
-------------------------------------------------------------------------------------------------------------------------
                                                                                            LEVEL 2         LEVEL 3
                                                         TOTAL FAIR                       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT          LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                              09/30/2009      QUOTED PRICES      INPUTS          INPUTS
-------------------------------------------------------------------------------------------------------------------------
Capital Structure Arbitrage                             $ 24,102,528       $       --     $        --    $ 24,102,528
Direct Loans/Structured Finance                          100,868,538               --              --     100,868,538
Distressed Credit                                         59,347,223               --              --      59,347,223
Diversified Credit                                       164,344,658               --              --     164,344,658
Other Securities                                             329,014          329,014              --              --
TOTAL ASSETS                                            $348,991,961       $  329,014     $        --    $348,662,947
                                                        -----------------------------------------------------------------

                                                    LIABILITIES TABLE
-------------------------------------------------------------------------------------------------------------------------
                                                                                            LEVEL 2         LEVEL 3
                                                         TOTAL FAIR                       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT          LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                              09/30/2009      QUOTED PRICES      INPUTS          INPUTS
-------------------------------------------------------------------------------------------------------------------------
Euro FX Contracts                                       $    (51,289)      $       --     $   (51,289)   $         --
TOTAL LIABILITIES                                       $    (51,289)      $       --     $   (51,289)   $         --
                                                        -----------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

-------------------------------------------------------------------------------------------------------------------------------
                                                                    CHANGE IN
                   BALANCE AS OF      ACCRUED                       UNREALIZED         NET       TRANSFERS IN   BALANCE AS OF
                    DECEMBER 31,     DISCOUNTS    REALIZED GAIN/   APPRECIATION/   PURCHASES/     AND/OR OUT    SEPTEMBER 30,
DESCRIPTION            2008         /PREMIUMS        (LOSS)        DEPRECIATION      (SALES)      OF LEVEL 3         2009
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN
INVESTMENT
STRATEGIES
-------------------------------------------------------------------------------------------------------------------------------
     Capital
     Structure
     Arbitrage       50,233,342        --          (6,156,942)     16,088,044     (36,061,916)        --          24,102,528
-------------------------------------------------------------------------------------------------------------------------------
     Direct
     Loans/
     Structured
     Finance        103,777,994        --            (472,669)      5,245,088      (7,681,875)        --         100,868,538
-------------------------------------------------------------------------------------------------------------------------------
     Distressed
     Credit          51,120,715        --            (597,870)     18,142,538      (9,318,160)        --          59,347,223
-------------------------------------------------------------------------------------------------------------------------------
     Diversified
     Credit         132,677,350        --          (2,852,840)     39,142,417      (4,622,269)        --         164,344,658
-------------------------------------------------------------------------------------------------------------------------------

     TOTAL          337,809,401        --         (10,080,321)     78,618,087     (57,684,220)        --         348,662,947
-------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2009 is
$78,618,087.


The FASB issued in September 2009 Accounting Standards Update No. 2009-12, "Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)". The provisions contained within Accounting Standards Update 2009-12 are effective for interim and annual periods ending after December 15, 2009. At this time, management is evaluating the implications of Accounting Standards Update 2009-12 and its impact on future financial statements and accompanying notes has not yet been determined.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Credit Recovery Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.